Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes
Schedule of profit/(loss) before income tax expense attributable to geographic locations

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	HK$	HK$	HK$

Hong Kong	771	(432)	—
All other non-Hong Kong	210	280	(1,939)
Total profit/(loss) before income tax expense	981	(152)	(1,939)

Schedule of provision for income tax expenses

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2023	2024	2025
	HK$	HK$	HK$

Hong Kong
- Current	1,047	1,948	—
- Overprovision in previous year	—	(5,480)	—
- Tax interests and penalties	—	11,290	—
Total Hong Kong income tax expenses	1,047	7,758	—

Non-Hong Kong	—	—	—
Total non-Hong Kong income tax expenses	—	—	—

Total income tax expenses	1,047	7,758	—

Schedule of reconciliation of the differences between statutory tax rate and the effective tax rate

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
	HK$	HK$

Provision for income taxes at Hong Kong profits tax rates	1,174	(3,603)
Tax interests and penalties	—	11,290
Effect of income not chargeable for tax purpose	(154)	—
Effect of expenses not deductible for tax purpose	—	—
Tax effect of tax losses not recognized	27	71
	1,047	7,758

	Year ended
	December 31, 2025
	Amount	Percent

Hong Kong statutory income tax rate of 16.5%	(320)	16.5%
Foreign Tax Effects
Cayman Islands
Statutory tax rate difference between Cayman Islands and Hong Kong	305	(15.7)%

British Virgin Islands
Statutory tax rate difference between British Virgin Islands and Hong Kong	15	(0.8)%

Income tax expense	—	0.0%